Investments in Associates and Joint Ventures - Summarized Carrying Amount of Satventures (Details) - Satventures Inc /Cignal TV [Member] - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Satventures'/Cignal TV's equity	₱ 14,604	₱ 15,355
Deposit for future stock subscription	(1,000)	(1,000)
Satventures'/Cignal TV's net equity	₱ 13,604	₱ 14,355
Satventures'/Cignal TV's noncontrolling interest	64.00%	64.00%
Carrying amount of interest in Satventures/Cignal TV	₱ 8,706	₱ 9,186